SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Weighted-average remaining lease term	2 years 8 months 12 days	3 years 10 months 24 days	4 years 8 months 12 days
Weighted-average discount rate	12.00%	12.88%	12.27%